UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

      /s/  Randall Abramson     Toronto, Ontario, Canada     January 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $33,259 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11562                      Trapeze Asset Management Inc.
02   28-12071                      Trapeze Capital Corp

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      186    12425          DEFINED 01  02              0    12425        0
BAYTEX ENERGY TR               TRUST UNIT       073176109      508    42209          DEFINED 02                  0    42209        0
BCE INC                        COM NEW          05534B760      202     9799          DEFINED 01  02              0     9799        0
CANADIAN NAT RES LTD           COM              136385101      278     6934          DEFINED 02                  0     6934        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101     6043  6133180          DEFINED 01  02              0  6133180        0
CANO PETE INC                  COM              137801106     1728  3927019          DEFINED 01  02              0  3927019        0
CISCO SYS INC                  COM              17275R102      426    26150          DEFINED 01  02              0    26150        0
COMPUCREDIT CORP               COM              20478N100     3474   628300          DEFINED 01  02              0   628300        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     1241  4878000          DEFINED 01  02              0  4878000        0
GOLDCORP INC NEW               COM              380956409     1456    46200          DEFINED 01                  0    46200        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      597     4705          DEFINED 01  02              0     4705        0
JOHNSON & JOHNSON              COM              478160104      395     6595          DEFINED 01  02              0     6595        0
MCKESSON CORP                  COM              58155Q103      345     8900          DEFINED 01  02              0     8900        0
NEW GOLD INC CDA               COM              644535106       92    63600          DEFINED 02                  0    63600        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      455   123267          DEFINED 02                  0   123267        0
RETAIL VENTURES INC            COM              76128Y102      139    40000          DEFINED 01                  0    40000        0
RUBY TUESDAY INC               COM              781182100     2177  1395799          DEFINED 01  02              0  1395799        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      266    21430          DEFINED 01  02              0    21430        0
SPDR GOLD TRUST                GOLD SHS         78463V107      444     5135          DEFINED 01  02              0     5135        0
SUNCOR ENERGY INC              COM              867229106      281    14430          DEFINED 02                  0    14430        0
TORONTO DOMINION BK ONT        COM NEW          891160509      282     7902          DEFINED 01                  0     7902        0
UNITED TECHNOLOGIES CORP       COM              913017109     4930    91975          DEFINED 01  02              0    91975        0
WALGREEN CO                    COM              931422109     7314   296462          DEFINED 01  02              0   296462        0